Shareholders' equity	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Shareholders' equity

17.    Shareholders’ equity

a)     Share capital

Accounting policy

Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity. Income taxes relating to transaction costs of an equity transaction are accounted for in accordance with policy described in Note 16.

The subscribed capital is R$6,365,853 as of December 31, 2021, and R$5,727,478 as of December 31, 2020, fully paid in, is represented by 1,874,070,932common shares, outstanding and without par value. According to the bylaws, the authorized capital may be increased up to the limit of R$7,000,000.

On April 30, 2021, share split was approved at Annual and Extraordinary General Meeting in the proportion of 1:4, All share information prior to April 30, 2021 in the consolidated financial is presented on a split basis.

At December 31, 2021, share capital is composed of the following:

Shareholders	Common shares	%
Controlling group	672,762,132	35.90%
Board of directors and executive officers	25,285,335	1.35%
Free float	1,170,582,693	62.46%
Total of shares	1,868,630,160	99.71%
Treasury shares	5,440,772	0.29%
Total of shares	1,874,070,932	100.00%

 b)    Treasury shares

Accounting policy

Treasury shares represent the stocks that are repurchased by the company and are available for specific and limited intents. For accounting purposes, Cosan hold the shares required to meet the future employee share-based payment plans and the volume is treated in the same manner as treasury shares.

On December 31, 2021, the Company had 5,440,772 shares in treasury, whose market price was R$21,69. This reduction refers to: (i) the cancellations of 10,000,000 shares, equivalent to R$496,916 resulting from the corporate restructuring process, effective on February 2, 2021, (ii) split of shares issued by the Company on April 30, 2021, of 1:4, (iii) repurchase of 60,000 shares equivalent to R$4,778, and (iv) delivery of 1,393,156 shares to members of the share-based compensation plans and (v) sale of 363,263 equivalent to R$4,603 to members of the share-based criteria plans. The amount of cash received of R$8,428 from the executives generated a gain of R$3,825 in the capital reserve item.

On March 26, 2021, the Company approved the common share buyback program, with a maximum of 68,000,000 shares, representing 5.89% of the total shares available on the market, with the deadline until September 25, 2022, for the purpose of keeping in treasury, cancellation or sale.

c)      Statutory reserve - special reserve

Accounting policy

Its purpose is to reinforce working capital, finance the maintenance, expansion and development of activities that make up the Company's corporate purpose.

d)      Legal Reserve

Accounting policy

It is constituted through the appropriation of 5% of the net income for the year up to the limit of 20% of the capital stock, pursuant to Law 6,404.

e)      Dividends

Accounting policy

The Company's bylaws, at the end of the year, are intended for the minimum mandatory dividend corresponding to 25% of annual net income adjusted by the equity variation of reserves, pursuant to corporate law.

Dividends, allocation of net income for the year and excess profit reserves, as determined in art. 199 of the Brazilian Corporation Law will be the subject of deliberations at the next Annual Shareholders' Meeting.

f)     Other comprehensive (loss) income

	December 31, 2020	Comprehensive (loss) income	December 31, 2021
Loss on cash flow hedge	(1,316,502)	(601,415)	(1,917,917)
Foreign currency translation differences	6,514	89,848	96,362
Actuarial loss on defined benefit plan	(217,771)	41,832	(175,939)
Gain on measurement of financial instrument	15,000	—	15,000
Change in fair value of financial assets	1,555	2,269	3,824
	(1,511,204)	914,332	(596,872)
Attributable to:
Owners of the Company	(1,524,027)	1,002,418	(521,609)
Non-controlling interests	12,823	(88,086)	(75,263)

	December 31, 2019	Comprehensive (loss) income	December 31, 2020
Loss on cash flow hedge	(790,403)	(526,099)	(1,316,502)
Foreign currency translation differences	49,281	(42,767)	6,514
Actuarial loss on defined benefit plan	(180,958)	(36,813)	(217,771)
Gain on measurement of financial instrument	15,000	—	15,000
Change in fair value of financial assets	1,277	278	1,555
	(905,803)	(605,401)	(1,511,204)
Attributable to:
Owners of the Company	(805,471)	(718,556)	(1,524,027)
Non-controlling interests	(100,332)	113,155	12,823